SUPPLEMENT DATED AUGUST 22, 2001
                              TO THE PROSPECTUS OF
                       FRANKLIN INVESTORS SECURITIES TRUST
            (FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND AND
                           FRANKLIN TOTAL RETURN FUND)
               DATED MARCH 1, 2001 AS SUPPLEMENTED MARCH 28, 2001

The prospectus is amended as follows:

I. The "Management" section on page 18 is replaced with the following:

       MANAGEMENT
--------------------

       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $266 billion in assets.

       The team responsible for the Portfolio's management is:

       ROGER BAYSTON CFA, SENIOR VICE PRESIDENT OF ADVISERS
       Mr. Bayston has been a manager on the Fund since 1991. He joined Franklin Templeton Investments in 1991.

       DR. UMRAN DEMIRORS, PORTFOLIO MANAGER OF ADVISERS
       Dr. Demirors has been a manager of the Fund since July, 2001. He joined Franklin Templeton Investments in 1996. Previously, he was a principal and portfolio manager for Socimer Advisory
       Inc. and the head of research  and  strategy at Vestcor  Partners
       Group.

       CHRISTOPHER J. MOLUMPHY CFA, EXECUTIVE VICE PRESIDENT OF ADVISERS Mr. Molumphy has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1988.

       DAVID YUEN CFA, SENIOR VICE PRESIDENT OF ADVISERS
       Mr. Yuen has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 2000. Previously, he was senior investment officer for Subsquehanna Partners, and manager of fixed income trading at Alex. Brown, Inc.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2000, the Fund paid 0.40% of its average daily net assets to the manager for its services.

           Please keep this supplement for future reference.




                        SUPPLEMENT DATED AUGUST 22, 2001
                              TO THE PROSPECTUS OF
                FRANKLIN INVESTORS SECURITIES TRUST ADVISOR CLASS
                          (FRANKLIN TOTAL RETURN FUND)
               DATED MARCH 1, 2001 AS SUPPLEMENTED MARCH 28, 2001

The prospectus is amended as follows:

I. The "Management" section on page 10 is replaced with the following:

       MANAGEMENT
-------------------

       Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Together, Advisers and its affiliates manage over $266 billion in assets.

       The team responsible for the Portfolio's management is:

       ROGER BAYSTON CFA, SENIOR VICE PRESIDENT OF ADVISERS
       Mr. Bayston has been a manager on the Fund since 1991. He joined Franklin Templeton Investments in 1991.

       DR. UMRAN DEMIRORS, PORTFOLIO MANAGER OF ADVISERS
       Dr. Demirors has been a manager of the Fund since July, 2001. He joined Franklin Templeton Investments in 1996. Previously, he was a principal and portfolio manager for Socimer Advisory
       Inc. and the head of research  and  strategy at Vestcor  Partners
       Group.

       CHRISTOPHER J. MOLUMPHY CFA, EXECUTIVE VICE PRESIDENT OF ADVISERS Mr. Molumphy has been a manager of the Fund since its inception. He joined Franklin Templeton Investments in 1988.

       DAVID YUEN CFA, SENIOR VICE PRESIDENT OF ADVISERS
       Mr. Yuen has been a manager of the Fund since 2000. He joined Franklin Templeton Investments in 2000. Previously, he was senior investment officer for Subsquehanna Partners, and manager of fixed income trading at Alex. Brown, Inc.

       The Fund pays Advisers a fee for managing the Fund's assets. For the fiscal year ended October 31, 2000, the Fund paid 0.40% of its average daily net assets to the manager for its services.

           Please keep this supplement for future reference.
>